Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (or ASU 2020-04). This update provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This update applies only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued. During December 2022, the FASB issued ASU 2022-06 - Deferral of the Sunset Date of Topic 848, to extend ASU 2020-04 to be effective through December 31, 2024. The Company adopted ASU 2020-04 effective January 1, 2022. The adoption did not have a material impact on the Company's consolidated financial statements and related disclosures.

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures (or ASU 2023-07). ASU 2023-07 introduced updates for how significant segment expense categories and amounts for each reportable segment are disclosed. A significant segment expense is defined as an expense that is:
a.Significant to the segment,
b.Regularly provided to or easily computed from information regularly provided to the chief operating decision maker, and
c.Included in the reported measure of segment profit or loss.
The additional disclosure for segmented reporting is intended to provide additional information to financial statement users as now expenses such as direct expenses, shared expenses, allocated corporate overhead, or significant interest expense need to be disaggregated and reported separately for each segment. ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024, and early adoption is permitted. Upon adoption, a public entity will apply the ASU as of the beginning of the earliest period presented. The Company will adopt this standard starting with its annual financial statements as at and for the year ended December 31, 2024. The adoption of ASU 2023-07 is not expected to have a significant impact on the Company’s consolidated financial statements and related disclosures.